GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Schedule of Investments

August 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks† – 98.7%
Bioenergy* – 3.3%
60,930	Darling Ingredients, Inc.	$ 3,763,037
88,142	Green Plains, Inc.	2,735,927

		6,498,964

Clean power – 90.3%
569,920	AES Corp.	10,218,666
29,598	American Electric Power Co., Inc.	2,320,483
347,180	Atlantica Sustainable Infrastructure PLC	7,794,191
57,910	Avangrid, Inc.	1,997,895
370,123	Boralex, Inc. Class A	8,979,153
56,655	Brookfield Renewable Corp. Class A	1,583,507
377,193	Brookfield Renewable Partners LP Class A	9,535,904
278,632	Clearway Energy, Inc. Class A	6,531,134
55,248	CMS Energy Corp.	3,104,385
50,963	Dominion Energy, Inc.	2,473,744
698,100	Drax Group PLC	4,881,626
65,273	Edison International	4,494,046
1,044,024	EDP - Energias de Portugal SA	4,756,681
104,554	EDP Renovaveis SA	1,912,200
397,682	Enel SpA	2,670,366
188,814	Engie SA	3,040,706
105,348	Enviva, Inc.	969,202
65,466	Exelon Corp.	2,626,496
96,330	Hydro One Ltd.(a)	2,503,782
524,401	Iberdrola SA	6,220,829
20,916	IDACORP, Inc.	2,004,589
619,405	Innergex Renewable Energy, Inc.	5,908,918
197,521	National Grid PLC	2,465,535
144,027	NextEra Energy Partners LP	7,184,067
222,194	NextEra Energy, Inc.	14,842,559
676,865	Northland Power, Inc.	12,798,920
72,184	Ormat Technologies, Inc.	5,481,653
81,910	Orsted AS(a)	5,254,910
70,883	Portland General Electric Co.	3,108,928
168,099	RWE AG	6,921,755
80,456	Solaria Energia y Medio Ambiente SA*	1,195,559
321,318	SSE PLC	6,602,811
212,256	Sunnova Energy International, Inc.*(b)	2,952,481
640,173	TransAlta Corp.	6,144,941
156,925	TransAlta Renewables, Inc.	1,527,208
40,171	Verbund AG	3,287,565
43,030	Xcel Energy, Inc.	2,458,304

		178,755,699

Other – 0.5%
142,613	Centrais Eletricas Brasileiras SA	1,013,978

Solar Tech – 4.1%
10,199	Enphase Energy, Inc.*	1,290,480

Shares	Description	Value

Common Stocks† – (continued)
Solar Tech – (continued)
161,624	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	$ 3,615,529
64,609	Shoals Technologies Group, Inc. Class A*	1,271,505
6,563	SolarEdge Technologies, Inc.*	1,066,947
58,959	Sunrun, Inc.*	921,529

		8,165,990

Wind Tech* – 0.5%
44,782	Vestas Wind Systems AS	1,034,693

TOTAL COMMON STOCKS (Cost $240,210,800)		$195,469,324

Shares	Description	Value

Exchange Traded Funds – 0.6%
47,416	KraneShares MSCI China Clean Technology Index ETF	$ 1,256,998
(Cost $1,418,407)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(c) – 1.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
2,965,511	5.234%	$ 2,965,511
(Cost $2,965,510)

TOTAL INVESTMENTS – 100.8% (Cost $244,594,717)		$199,691,833

OTHER LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%		(1,655,910)

NET ASSETS – 100.0%		$198,035,923

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

†	Sector and subsector categorizations are determined by GSAM and may differ from sector categorizations used by the AMEI Index.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated fund.

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Schedule of Investments (continued)

August 31, 2023 (Unaudited)

ADDITIONAL INFORMATION (UNAUDITED)

Investment Abbreviations:
ETF	— Exchange Traded Fund
LP	— Limited Partnership
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Schedule of Investments

August 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks† – 99.6%
Gathering + Processing – 32.1%
595,165	Antero Midstream Corp.	$ 7,213,400
100,801	Crestwood Equity Partners LP*	2,882,909
818,050	EnLink Midstream LLC*	10,176,542
221,411	Hess Midstream LP Class A	6,398,778
524,734	MPLX LP	18,307,969
252,711	ONEOK, Inc.	16,476,757
397,845	Targa Resources Corp.	34,314,131
429,219	Western Midstream Partners LP	11,455,855
533,600	Williams Cos., Inc.	18,425,208

		125,651,549

Integrated – 0.3%
7,178	Chevron Corp.	1,156,376

Marketing | Wholesale – 2.8%
518,151	Kinder Morgan, Inc. Class A	8,922,560
39,151	Sunoco LP	1,799,380

		10,721,940

Other – 7.1%
89,140	Atlas Energy Solutions, Inc. Class A	1,897,791
360,733	Gibson Energy, Inc.	5,424,877
605,345	Keyera Corp.	14,954,423
59,331	Kinetik Holdings, Inc. Class A	2,083,111
165,299	Kodiak Gas Services, Inc.*	3,023,319
70,775	Tidewater Renewables Ltd.*	432,654

		27,816,175

Other | Liquefaction – 8.3%
194,689	Cheniere Energy, Inc.	31,773,245
75,035	NextDecade Corp.*	455,463
324,794	Tellurian, Inc.*	363,769

		32,592,477

Pipeline Transportation | Natural Gas – 24.8%
414,912	DT Midstream, Inc.	21,695,748
1,938,646	Energy Transfer LP	26,113,562
804,007	Enterprise Products Partners LP	21,394,626
1,723,806	Equitrans Midstream Corp.	16,548,538
312,976	TC Energy Corp.	11,303,455

		97,055,929

Pipeline Transportation | Petroleum – 21.7%
840,716	Enbridge, Inc.	29,517,145
41,354	Holly Energy Partners LP	880,840
169,361	Magellan Midstream Partners LP	11,248,958
75,343	NuStar Energy LP	1,262,749
490,112	Pembina Pipeline Corp.	15,234,387
1,659,345	Plains GP Holdings LP Class A*	26,615,894

		84,759,973

Production + Mining | Hydrocarbon – 2.0%
29,875	ConocoPhillips	3,556,021
166,087	Marathon Oil Corp.	4,376,393

		7,932,414

Shares	Description	Value

Common Stocks† – (continued)
Refining – 0.5%
13,405	Marathon Petroleum Corp.	$ 1,913,832

TOTAL COMMON STOCKS (Cost $220,182,155)		$389,600,665

Shares	Dividend Rate	Value

Investment Companies – 0.9%
ClearBridge Energy Midstream Opportunity Fund, Inc.
39,859	2.240%	$ 1,250,775
ClearBridge MLP & Midstream Fund, Inc.
34,665	2.660	1,269,432
ClearBridge MLP & Midstream Total Return Fund, Inc.
38,083	2.350	1,245,695

TOTAL INVESTMENT COMPANIES (Cost $3,660,180)		$ 3,765,902

TOTAL INVESTMENTS – 100.5% (Cost $223,842,335)		$393,366,567

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(2,065,833)

NET ASSETS – 100.0%		$391,300,734

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

†	Sector and subsector categorizations are determined by GSAM and may differ from sector categorizations used by the AMEI Index.

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Schedule of Investments (continued)

August 31, 2023 (Unaudited)

ADDITIONAL INFORMATION (UNAUDITED)

Investment Abbreviations:
GP	— General Partnership
LLC	— Limited Liability Company
LP	— Limited Partnership
MLP	— Master Limited Partnership

GOLDMAN SACHS ENERGY FUNDS

Schedule of Investments (continued)

August 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS ENERGY FUNDS

Schedule of Investments (continued)

August 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of August 31, 2023:

CLEAN ENERGY INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$12,675,817	$45,363,610	$—
North America	136,415,919	—	—
South America	1,013,978	—	—
Securities Lending Reinvestment Vehicle	2,965,511	—	—
Exchange Traded Funds	1,256,998	—	—

Total	$154,328,223	$45,363,610	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

ENERGY INFRASTRUCTURE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$389,600,665	$—	$—
Investment Companies	3,765,902	—	—

Total	$393,366,567	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS ENERGY FUNDS

Schedule of Investments (continued)

August 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Clean Energy Sector Risk — The Clean Energy Income Fund concentrates its investments in the clean energy group of industries, and will therefore be susceptible to adverse economic, business, social, political, environmental, regulatory or other developments affecting that group of industries. Clean energy companies may be more volatile than companies operating in more established industries. Certain valuation methods used to value clean energy companies have not been in widespread use for a significant period of time and may further increase the volatility of certain clean energy company share prices. Clean energy companies and other companies operating in the clean energy group of industries are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; changes in governmental or environmental regulation; reduced availability of clean energy sources or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; seasonal weather conditions, extreme weather or other natural disasters; and threats of attack by terrorists on certain clean energy assets. Clean energy companies can be significantly affected by the supply of, and demand for, particular energy products, which may result in overproduction or underproduction. Additionally, changes in the regulatory environment for clean energy companies may adversely impact their profitability. Obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions can significantly affect companies in the clean energy group of industries. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies. Adhering to the clean energy company criteria and applying the Investment Adviser’s supplemental clean energy analysis may also affect the Fund’s performance relative to other energy sector-focused funds that do not adhere to such criteria or apply such analysis.

Dividend-Paying Investments Risk — The Fund’s investments in dividend-paying securities could cause a Fund to underperform other portfolios. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — The Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

GOLDMAN SACHS ENERGY FUNDS

Schedule of Investments (continued)

August 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Geographic and Sector Risk — Each Fund focuses its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

GOLDMAN SACHS ENERGY FUNDS

Schedule of Investments (continued)

August 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Non-Diversification Risk — Each Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Tax Risks — Tax risks associated with investments in the Funds include but are not limited to the following:

MLP Tax Risk. MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund.

To the extent a distribution received by a Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP will be reduced, which may increase a Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.